Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DDC Enterprise Limited | ¥	¥ (170,196,454)		¥ (166,341,733)	¥ (122,025,640)
Accretion of Redeemable Convertible Preferred Shares			(110,112,796)	(109,089,609)
Net loss per ordinary share calculation | ¥	¥ (170,196,454)		¥ (276,454,529)	¥ (231,115,249)
Class A Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	35,334,758	35,334,758	7,219,584	5,461,443
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Diluted (in Yuan Renminbi per share) | (per share)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Class B Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	875,000	875,000	875,000	875,000
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)
Diluted (in Yuan Renminbi per share) | (per share)